Cost of Revenue (Tables)	12 Months Ended
Feb. 28, 2021
Costs Of Revenue [Abstract]
Disclosure of detailed information about cost of revenue explanatory
	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Purchases
-Operation of IT platform	3,314,075	—	—
-IT expenses	582,925	103,631	—
Cloud management services	270,967	—	—
	4,167,967	103,631	—